COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	16.3%
BANKS	4.6%
Bank of America Corp., 6.00%, Series GG(a)		1,438,610	$39,130,192
Bank of America Corp., 5.875%, Series HH(a)		936,229	25,549,689
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		85,505	2,402,691
GMAC Capital Trust I, 5.983% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		3,494,864	89,049,135
Huntington Bancshares, Inc., 6.25%, Series D(a)		590,901	14,967,522
JPMorgan Chase & Co., 6.10%, Series AA(a)		1,048,656	26,698,782
JPMorgan Chase & Co., 6.15%, Series BB(a)		655,616	16,731,320
JPMorgan Chase & Co., 5.75%, Series DD(a)		292,428	7,927,723
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		638,744	18,140,330
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		374,796	9,988,313
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		246,258	6,954,326
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,733,271	47,976,941
Signature Bank/New York NY, 5.00%, Series a(a)		2,309,250	59,463,188
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		402,795	10,827,130
Truist Financial Corp., 4.75%, Series R(a)		1,173,665	30,221,874
Wells Fargo & Co., 5.20%(a)		494,389	12,809,619
Wells Fargo & Co., 4.70%, Series AA(a)		61,737	1,571,207
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		678,793	18,191,652
Wells Fargo & Co., 5.50%, Series X(a)		496,273	12,803,843
Wells Fargo & Co., 5.625%, Series Y(a)		140,075	3,718,991
Wells Fargo & Co., 4.75%, Series Z(a)		2,364,838	60,374,314

			515,498,782

ELECTRIC	1.4%
CMS Energy Corp., 5.875%, due 3/1/79		399,553	10,851,859
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		358,222	9,403,328
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		707,970	18,095,713
SCE Trust VI, 5.00%(a)		977,147	23,666,500
Southern Co./The, 4.95%, due 1/30/80, Series 2020		2,154,524	56,707,072
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,376,281	42,361,929

			161,086,401

ELECTRIC—FOREIGN	0.2%
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	17,750,755
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		359,424	9,370,184

			27,120,939

		Shares	Value
FINANCIAL	2.8%
DIVERSIFIED FINANCIAL SERVICES	0.9%
Apollo Global Management, Inc., 6.375%, Series B(a)		597,996	$16,014,333
Ares Management Corp., 7.00%, Series A(a)		259,498	6,630,174
KKR & Co., Inc., 6.75%, Series A(a)		34,720	885,360
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		1,000,000	24,965,000
Synchrony Financial, 5.625%, Series A(a)		1,888,360	50,381,445

			98,876,312

INVESTMENT ADVISORY SERVICES	0.2%
Legg Mason, Inc., 5.45%, due 9/15/56		1,100,000	28,121,500

INVESTMENT BANKER/BROKER	1.4%
Charles Schwab Corp./The, 5.95%, Series D(a)		1,183,369	30,010,238
Charles Schwab Corp./The, 4.45%, Series J(a)		1,080,400	27,080,226
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		886,300	24,949,345
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,869,332	52,939,482
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		739,656	21,065,403

			156,044,694

INVESTMENT BANKER/BROKER—FOREIGN	0.3%
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,296,000	31,505,760

TOTAL FINANCIAL			314,548,266

INDUSTRIALS—CHEMICALS	0.6%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		753,736	20,810,651
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		594,867	16,430,226
CHS, Inc., 7.50%, Series 4(a)		881,221	25,370,353

			62,611,230

INSURANCE 3.0%
LIFE/HEALTH INSURANCE	1.6%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		1,162,403	33,360,966
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		996,778	28,009,462
Athene Holding Ltd., 4.875%, Series D(a)		886,800	22,391,700
Brighthouse Financial, Inc., 5.375%, Series C(a)		2,079,500	55,314,700
Equitable Holdings, Inc., 5.25%, Series A(a)		1,099,645	28,898,671
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(b)		268,873	7,359,054

			175,334,553

		Shares	Value
MULTI-LINE	0.2%
Allstate Corp./The, 5.10%, Series H(a)		198,513	$5,361,836
WR Berkley Corp., 5.10%, due 12/30/59		254,261	6,735,374
WR Berkley Corp., 5.75%, due 6/1/56		487,981	12,355,679

			24,452,889

MULTI-LINE—FOREIGN	0.6%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,141,930	29,633,084
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		844,136	21,432,613
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		797,157	20,439,105

			71,504,802

PROPERTY CASUALTY	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		1,040,000	29,910,400

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.25%, Series E(a)		500,194	12,814,970
Arch Capital Group Ltd., 5.45%, Series F(a)		718,654	18,857,481

			31,672,451

TOTAL INSURANCE			332,875,095

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
AT&T, Inc., 4.75%, Series C(a)		686,000	17,335,220
United States Cellular Corp., 5.50%, due 3/1/70		1,764,914	44,970,009
United States Cellular Corp., 6.25%, due 9/1/69		2,248,000	58,695,280

			121,000,509

PIPELINES	0.6%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		423,990	9,878,967
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		1,330,471	31,864,780
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		925,935	22,139,106

			63,882,853

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		971,350	25,604,786

		Shares	Value
REAL ESTATE	1.1%
HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	$1,964,000
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		185,763	4,699,804

			6,663,804

NET LEASE	0.2%
VEREIT, Inc., 6.70%, Series F(a)		884,894	22,308,178

OFFICE	0.5%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,225,318	30,424,646
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	13,552,641
Vornado Realty Trust, 5.25%, Series N(a)		480,000	12,307,200

			56,284,487

RESIDENTIAL—SINGLE FAMILY	0.2%
American Homes 4 Rent, 6.50%, Series D(a)		721,918	18,271,744
American Homes 4 Rent, 6.35%, Series E(a)		418,691	10,618,004

			28,889,748

SHOPPING CENTERS—COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series A(a)		518,799	13,385,014

TOTAL REAL ESTATE			127,531,231

UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		766,307	21,356,976
Sempra Energy, 5.75%, due 7/1/79		737,039	20,091,683

			41,448,659

UTILITIES—FOREIGN	0.3%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,826	14,628,919
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		847,399	23,244,155

			37,873,074

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,768,406,179)			1,831,081,825

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	80.3%
BANKS	19.9%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$86,637,000		$94,600,673
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		128,231,000		142,425,531
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		106,017,000		117,376,012
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		49,956,000		56,075,610
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000		3,872,238
Bank of New York Mellon Corp./The, 3.70% to 3/20/26, Series H(a),(b)		35,835,000		37,001,429
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)		31,844,000		34,580,992
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000		6,849,151
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		132,518,000		132,230,436
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)		31,834,000		32,223,967
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		53,640,000		55,399,392
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		49,064,000		51,984,289
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		41,552,000		43,608,540
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		70,574,000		76,219,920
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		64,941,000		74,357,445
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		23,341,000		25,840,121
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		11,019,000		11,638,819
CoBank ACB, 6.125%, Series G(a)		175,200	†	18,177,000
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	†	11,240,600
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		351,150	†	36,958,538
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		38,329,000		41,586,965
Comerica, Inc., 5.625% to 7/1/25(a),(b)		26,543,000		29,296,836
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		20,713,945		29,362,017
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)		38,550,000		42,164,063
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		275,700	†	30,327,000
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		12,398,000		13,197,671
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		17,380,000		18,813,850
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		55,690,000		58,123,653
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		25,961,000		28,953,005
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		11,553,000		11,697,413
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		42,418,000		43,883,040
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		15,839,000		16,658,778
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		96,293,000		103,885,230
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		40,406,000		43,397,432
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		102,930,000		112,737,520
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		15,040,000		16,600,400

		Principal Amount	Value
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		$33,901,000	$35,589,948
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		47,484,000	51,579,495
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		49,089,000	53,644,459
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		42,982,000	45,507,193
Wells Fargo & Co., 3.90% to 3/15/26(a),(b)		216,158,000	218,433,063
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		54,305,000	59,925,567
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		13,835,000	14,753,098
Wells Fargo & Co., 5.95%, due 12/15/36		41,433,000	55,239,260
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	6,747,332

			2,244,764,991

BANKS—FOREIGN	28.8%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		18,200,000	21,775,872
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		8,600,000	10,651,304
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(f)		19,530,000	22,799,029
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		36,600,000	39,632,310
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		13,790,000	16,625,678
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		10,200,000	12,658,013
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		21,400,000	25,518,694
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		7,000,000	8,325,877
Banco do Brasil SA/Cayman, 9.00% to 6/18/24, 144A (Brazil)(a),(b),(d),(f)		24,600,000	26,918,058
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		25,800,000	28,441,559
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		56,838,000	61,879,153
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		17,940,000	23,056,542
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		25,800,000	35,270,566
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		27,400,000	22,799,102
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		19,000,000	19,934,705
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		55,295,000	58,924,011
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)		14,400,000	20,843,923
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		33,670,000	36,809,728
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)		18,400,000	28,626,292
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		17,509,000	26,099,097
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		43,972,000	46,308,013
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		50,390,000	55,956,746
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(f)		49,904,000	54,653,364

	Principal Amount	Value
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)	$20,180,000	$20,989,218
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)	42,500,000	49,283,637
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	24,671,000	26,485,449
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)	82,592,000	95,864,121
CaixaBank SA, 5.875% to 10/9/27 (Spain)(a),(b),(e),(f)	17,400,000	23,057,913
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	30,800,000	38,723,135
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	18,200,000	19,520,519
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)	58,837,000	65,349,962
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	52,030,000	58,501,231
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	37,500,000	45,304,688
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)(a),(b),(d),(f)	17,600,000	16,544,000
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(d),(f)	56,540,000	57,246,750
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f)	51,300,000	54,677,335
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	78,943,000	82,259,395
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	60,212,000	65,359,825
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	31,224,000	33,894,870
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	103,201,000	109,378,612
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	7,800,000	9,421,216
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	24,040,000	25,016,625
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	23,856,000	39,195,408
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(f)	16,600,000	16,454,750
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(f)	14,500,000	15,910,125
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	5,000,000	5,444,750
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	65,234,000	71,977,565
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	35,437,000	39,800,181
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(f)	49,658,000	50,214,170
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	36,800,000	40,170,328

	Principal Amount	Value
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	$39,521,000	$43,795,196
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	29,400,000	32,119,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	28,700,000	29,931,919
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	40,000,000	45,500,000
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)(a),(b),(d)	22,700,000	28,642,747
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(d)	22,601,000	29,252,361
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(f)	12,672,000	14,266,708
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	44,761,000	50,007,884
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	42,760,000	48,960,200
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(f)	22,800,000	33,101,418
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	19,200,000	21,114,240
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	52,400,000	61,555,328
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(f)	47,709,000	48,948,003
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	42,400,000	48,477,404
Raiffeisen Bank International AG, 6.00% to 6/15/26 (Austria)(a),(b),(e),(f)	10,200,000	12,952,554
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	60,800,000	51,223,044
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(d),(f)	31,800,000	32,793,750
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	61,771,000	68,930,259
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(f)	46,000,000	47,091,120
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)	62,800,000	69,795,920
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)	64,667,000	75,870,576
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(d),(f)	17,400,000	17,349,975
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(b),(d)	15,200,000	19,813,200
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)	58,726,000	61,620,898
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)	53,666,000	58,186,824

		Principal Amount	Value
Stichting AK Rabobank Certificaten, 2.188% (Netherlands)(a),(e)		$43,833,125	$66,736,396
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		10,200,000	10,639,375
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		22,200,000	23,282,472
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		54,515,000	61,652,431
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		9,200,000	10,511,000
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)		62,400,000	68,582,904
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		7,100,000	7,243,789
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		19,300,000	26,838,478
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		37,495,000	41,924,097

			3,249,265,384

ELECTRIC	2.4%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	15,430,280
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		28,503,000	30,854,498
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		26,847,000	28,331,639
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		33,389,000	35,358,951
Sempra Energy, 4.875% to 10/15/25(a),(b)		89,821,000	96,333,022
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		16,991,000	17,408,186
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		39,720,000	42,013,830

			265,730,406

ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 2.875% to 12/15/26 (France)(a),(b),(e)		5,000,000	6,115,801
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		15,900,000	21,247,280
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		6,152,000	6,567,260

			33,930,341

FINANCIAL	3.5%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		12,865,000	14,328,394

DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		18,444,000	19,020,375
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		10,424,000	11,283,980

			30,304,355

		Principal Amount	Value
INVESTMENT BANKER/BROKER	3.1%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		$39,923,000	$39,294,213
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		181,815,000	184,960,399
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		109,630,000	121,379,047

			345,633,659

TOTAL FINANCIAL			390,266,408

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		4,075,000	4,104,931
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	15,858,187

			19,963,118

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.514% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(c)		27,009,000	25,557,266

INSURANCE	14.9%
LIFE/HEALTH INSURANCE	5.0%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		48,630,000	51,547,800
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		68,080,000	94,784,380
MetLife, Inc., 3.85% to 9/15/25, Series G(a),(b)		34,740,000	35,955,900
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		13,977,000	15,549,413
MetLife, Inc., 9.25%, due 4/8/68, 144A(d)		49,077,000	72,019,900
MetLife, Inc., 10.75%, due 8/1/39		21,193,000	35,524,884
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		41,014,000	43,728,642
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		23,365,000	25,660,348
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		91,833,000	98,469,532
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		13,833,000	14,630,904
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		40,295,000	38,884,675
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		40,061,000	42,920,053

			569,676,431

LIFE/HEALTH INSURANCE—FOREIGN	3.7%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		9,030,000	11,366,114
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		39,345,000	43,623,769
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		44,533,000	45,367,994
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		3,000,000	3,315,000
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		21,419,000	23,721,542

		Principal Amount	Value
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		$24,000,000	$25,049,022
Legal & General Group PLC, 5.625% to 3/24/31(United Kingdom)(a),(b),(e),(f)		23,700,000	35,721,009
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		9,613,000	10,874,706
Nippon Life Insurance Co., 3.40% to 1/23/30, due 1/23/50, 144A (Japan)(b),(d)		43,050,000	43,857,187
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		16,300,000	18,039,944
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		50,605,000	56,006,831
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		23,500,000	24,839,500
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		22,200,000	34,943,453
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		32,950,000	36,714,373

			413,440,444

MULTI-LINE	1.2%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		24,868,000	27,789,990
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(b)		56,582,000	78,729,270
Hartford Financial Services Group, Inc./The, 2.319% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		35,950,000	34,601,049

			141,120,309

MULTI-LINE—FOREIGN	0.9%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		38,752,000	53,724,417
AXA SA, 8.60%, due 12/15/30 (France)		12,072,000	18,464,430
CNP Assurances, 4.875% to 4/7/31 (France)(a),(c),(e),(f)		27,800,000	27,864,690

			100,053,537

PROPERTY CASUALTY	1.5%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		37,900,000	43,300,750
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		38,512,000	40,485,740
Markel Corp., 6.00% to 6/1/25(a),(b)		50,099,000	54,545,286
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		26,170,000	26,733,954

			165,065,730

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	2.3%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		$41,800,000	$43,889,582
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(e),(f)		20,170,000	26,905,105
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		35,400,000	35,583,195
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		10,650,000	12,157,508
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		31,300,000	33,764,875
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		46,275,000	50,559,842
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(e)		29,658,000	33,211,770
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		17,240,000	18,455,334

			254,527,211

REINSURANCE	0.3%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		32,320,000	33,168,400

TOTAL INSURANCE			1,677,052,062

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		33,958,000	40,990,316

OIL & GAS—FOREIGN	2.0%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(e)		11,600,000	17,005,574
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		55,054,000	58,373,756
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		144,458,000	155,111,778

			230,491,108

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		11,574,000	11,305,483

		Principal Amount	Value
PIPELINES—FOREIGN	3.8%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		$91,131,000	$97,737,997
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		64,701,000	69,135,859
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		57,519,000	60,317,138
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		95,726,000	102,666,135
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		9 ,857,000	10,473,062
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		83,634,000	91,245,332

			431,575,523

REAL ESTATE—RETAIL—FOREIGN	1.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		63,100,000	66,412,750
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		53,700,000	55,939,290

			122,352,040

UTILITIES	2.7%
ELECTRIC UTILITIES	0.7%
Edison International, 5.375% to 3/15/26, Series A(a),(b)		57,760,000	58,701,488
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		19,043,000	21,767,255

			80,468,743

ELECTRIC UTILITIES—FOREIGN	1.7%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		115,753,000	131,756,431
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		57,050,000	66,463,250

			198,219,681

GAS UTILITIES	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		30,500,000	30,854,326

TOTAL UTILITIES			309,542,750

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,642,960,077)			9,052,787,196

		Principal Amount	Value
CORPORATE BONDS	0.1%
REAL ESTATE	0.1%
REGIONAL MALL
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		$7,480,000	$7,714,685

TOTAL CORPORATE BONDS (Identified cost—$7,480,000)			7,714,685

		Shares
SHORT-TERM INVESTMENTS	2.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		261,772,809	261,772,809

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$261,772,809)			261,772,809

PURCHASED OPTION CONTRACTS (Premiums Paid—$12,195,466)	0.1%		12,439,876

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$10,692,814,530)	99.1%		11,165,796,391
WRITTEN OPTION CONTRACTS	(0.1)		(6,745,294)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		113,430,430

NET ASSETS	100.0%		$11,272,481,527

Over-the-Counter Option Contracts
Purchased Options:
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 9/21/31	Goldman Sachs International	1.75%	9/17/21	$321,199,000	$6,390,867	$8,874,407

Equity Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(i)	Premiums Paid	Value
Put—iShares iBoxx Investment Grade Corporate Bond ETF	Goldman Sachs International	$128.00	9/17/21	10,785	$140,258,925	$4,475,775	$3,142,108
Put—iShares Preferred & Income Securities ETF	Goldman Sachs International	38.00	4/16/21	23,519	90,312,960	1,328,824	423,361
				34,304	$230,571,885	$5,804,599	$3,565,469

Written Options:
Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(h)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.00% Semiannually, maturing 9/21/31	Goldman Sachs International	2.00%	9/17/21	$(321,199,000)	$(3,725,246)	$(5,235,223)

Equity Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(i)	Premiums Received	Value
Put—iShares iBoxx Investment Grade Corporate Bond ETF	Goldman Sachs International	$121.00	9/17/21	(10,785)	$(140,258,925)	$(1,864,834)	$(1,463,908)
Put—iShares Preferred & Income Securities ETF	Goldman Sachs International	37.00	4/16/21	(23,519)	(90,312,960)	(423,342)	(46,163)
				(34,304)	$(230,571,885)	$(2,288,176)	$(1,510,071)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	90,056,540	USD	70,819,767	4/5/21	$(842,665)
Brown Brothers Harriman	USD	71,625,222	CAD	90,056,540	4/5/21	37,210
Brown Brothers Harriman	EUR	372,678,172	USD	450,485,921	4/6/21	13,446,224
Brown Brothers Harriman	GBP	8,230,460	USD	11,405,755	4/6/21	59,249
Brown Brothers Harriman	GBP	159,656,500	USD	222,591,496	4/6/21	2,489,176
Brown Brothers Harriman	USD	420,168,630	EUR	357,569,021	4/6/21	(847,434)
Brown Brothers Harriman	USD	18,255,707	EUR	15,109,151	4/6/21	(537,206)
Brown Brothers Harriman	USD	197,458,297	GBP	143,071,208	4/6/21	(220,447)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	34,430,541	GBP	24,815,752	4/6/21	(219,565)
Brown Brothers Harriman	CAD	94,769,546	USD	75,371,248	5/4/21	(45,005)
Brown Brothers Harriman	EUR	343,544,533	USD	403,895,001	5/4/21	786,272
Brown Brothers Harriman	GBP	143,305,145	USD	197,786,895	5/5/21	207,162

						$14,312,971

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 31, 2021.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,558,092,420 which represents 22.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,193,695,409 which represents 10.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,986,019,679 or 26.5% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Represents the notional amount of the underlying swap contract.
(i)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	49.9
United Kingdom	12.0
France	7.5
Canada	7.4
Switzerland	5.0
Netherlands	2.9
Japan	2.8
Australia	2.3
Italy	1.9
Spain	1.4
Germany	0.6
Hong Kong	0.5
Ireland	0.5
Other (includes short-term investments)	5.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$161,086,401	$151,683,073	$9,403,328	$—
Financial	314,548,266	259,346,540	55,201,726	—
Other Industries	1,355,447,158	1,355,447,158	—	—
Preferred Securities—Capital Securities	9,052,787,196	—	9,052,787,196	—
Corporate Bonds	7,714,685	—	7,714,685	—
Short-Term Investments	261,772,809	—	261,772,809	—
Purchased Option Contracts	12,439,876	—	12,439,876	—

Total Investments in Securities(a)	$11,165,796,391	$1,766,476,771	$9,399,319,620	$—

Forward Foreign Currency Exchange Contracts	$17,025,293	$—	$17,025,293	$—

Total Derivative Assets(a)	$17,025,293	$—	$17,025,293	$—

Written Option Contracts	$(6,745,294)	$—	$(6,745,294)	$—
Forward Foreign Currency Exchange Contracts	(2,712,322)	—	(2,712,322)	—

Total Derivative Liabilities(a)	$(9,457,616)	$—	$(9,457,616)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

The following summarizes the volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity during the three months ended March 31, 2021:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$551,770,885	$551,770,885	$725,598,548

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for both purchased and written option contracts.

(b)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.